SHARE BASED COMPENSATION (Schedule of Restricted stock ) (Details) - Restricted stock [Member] - ¥ / shares		12 Months Ended
	Oct. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding at the beginning of the period (in shares)		811,359
Granted (in shares)	135,227	596,473	811,359
Issued (in shares)		484,331
Forfeited or expired (in shares)		61,979
Outstanding at the end of the period (in shares)	811,359	861,522	811,359
Shares vested but not issued at the end of the period (in shares)		41,628	169,033
Grant-date fair value
Outstanding at the beginning of the period (in dollars per share)		¥ 21.20
Granted (in dollars per share)		¥ 20.32	¥ 21.20
Issued (in dollars per share)
Forfeited or expired (in dollars per share)		¥ 20.32
Outstanding at the end of the period (in dollars per share)		21.94	¥ 21.20
Shares vested but not issued at the end of the period (in dollars per share)		¥ 20.64	¥ 21.20
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period		2 years 7 months 2 days	2 years 7 months 17 days
Granted		4 years	3 years
Forfeited or expired		1 year 4 months 17 days
Outstanding at the end of the period		2 years 7 months 2 days	2 years 7 months 17 days
Shares vested but not issued at the end of the period